Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (132,957)	$ (19,097)	¥ (9,342)	¥ (153,665)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and leasehold improvement	10,772	1,547	5,832	2,509
Amortization of intangible assets	1,763	253	3,930	3,361
Foreign exchange losses/(gains)	(1,178)	(169)	58	3,563
Investment losses			458
Interest expense				1,074
Changes in operating assets and liabilities:
Accounts receivable	3,506	504	6,187	(3,613)
Prepayments and other current assets	(12,850)	(1,846)	5,951	(8,556)
Accounts payable	(4,416)	(634)	24,261	40,958
Deferred revenue	3,862	555	4,790	4,822
Salary and welfare payable	29,414	4,225	15,204	12,391
Other tax payable	(2,253)	(324)	3,671	(384)
Accrued expenses and other current liabilities	8,584	1,232	(47,038)	66,206
Net cash (used in)/generated from operating activities	(95,753)	(13,754)	13,962	(31,334)
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(27,865)	(4,003)	(14,161)	(7,925)
Purchase of intangible assets	(1,505)	(216)	(3,256)	(4,770)
Cash paid for long-term investment				(500)
Net cash received from disposal of long-term investment			42
Net cash used in investing activities	(29,370)	(4,219)	(17,375)	(13,195)
Cash flows from financing activities:
Cash received from convertible loans				27,981
Proceeds from issuance of Series D convertible redeemable preferred shares				215,643
Proceeds from issuance of Series D1 convertible redeemable preferred shares				32,835
Payment of issuance cost for Series D convertible redeemable preferred shares				(8,646)
Payment of issuance cost for Series D1 convertible redeemable preferred shares				(2,026)
Cash repayments of convertible loans				(28,000)
Net cash generated from financing activities				237,787
Effect of foreign exchange rate changes on cash and cash equivalents	2,228	320	2,508	(5,152)
Net increase/(decrease) in cash and cash equivalents	(122,895)	(17,653)	(905)	188,106
Cash and cash equivalents at beginning of the year	205,604	29,533	206,509	18,403
Cash and cash equivalents at end of the year	82,709	11,880	205,604	206,509
Supplemental disclosures of cash flow information:
Cash paid for interest expense				1,862
Supplemental schedule of non-cash investing and financing activities:
Accretions to preferred shares redemption value	940,186	135,049	¥ 216,185	291,275
Issuance of ordinary shares	¥ 18	$ 3
Conversion of convertible loans into Series C1+ convertible redeemable preferred shares				27,981
Modification of convertible loans				1,074
Modification of preferred shares				¥ 4,005